JORDAN K. THOMSEN

Vice President and Counsel

(212) 314-5431

Fax:(212) 314-3953

July 23, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

Form N-4 Registration Statement

File Nos. 333-160951 and 811-07659

CIK #: 0001015570

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) a new registration statement on Form N-4 (the “Registration Statement”). As explained in more detail below, the Registration Statement is being filed in connection with the transfer of assets with respect to certain variable annuity contracts from Separate Account No. 49 of AXA Equitable to Separate Account No. 70 of AXA Equitable.

AXA Equitable previously sold versions 1 and 11 of its Retirement Cornerstone® variable annuity contracts (versions 1 and 11 hereinafter referred to as the “Contracts”). Assets related to the Contracts are currently held in Separate Account No. 49, and the Contracts were sold pursuant to a currently effective registration statement on Form N-4, Reg. Nos. 333-160951 and 811-07659. AXA Equitable has determined, subject to state approval, to transfer the assets relating to the Contracts from Separate Account No. 49 to Separate Account No. 70. AXA Equitable expects to utilize Separate Account No. 70 for all versions of Retirement Cornerstone®.

The Registration Statement is being filed to register securities issued after the effective date of the transfer in connection with additional purchase payments under the Contracts.

AXA Equitable is not seeking to register any securities in connection with the transfer of assets from Separate Account No. 49 to Separate Account No. 70. Although the transfer will result in Contract owners holding interests in Separate Account No. 70 rather than Separate Account No. 49, the transfer should not be deemed to result in the offer or sale of any new or different securities for purposes of Section 5 of the 1933 Act and Rule 145 thereunder. In particular, Contract owner approval of the transfer is not required and will not be sought, and therefore Contract owners are not making any investment decision in connection with the transfer. Instead, Contract owners will remain invested indirectly in the same underlying mutual funds. In addition, the rights and benefits under the Contracts will remain the same, the number of units and the unit values for any Contract immediately before the transfer will be the same as immediately after the transfer, AXA Equitable will remain the depositor, there will be no adverse tax consequences for Contract owners, no fees or charges will be assessed in connection with the transfer, and the relevant financial information will carry forward to Separate Account No. 70.

The SEC staff has provided no-action guidance in the analogous situation of the consolidation of two separate accounts. See Integrity Life Insurance Co. (December 21, 2011) and GE Life and Annuity Assurance Co. (June 25, 2004). In those letters, companies implemented the consolidations without registering any securities in connection with the combination, noting that no securities were issued for purposes of Section 5 of the 1933 Act and Rule 145 thereunder where, as is the case here, there is no contract owner investment decision.

The Registration Statement includes what will be the current prospectuses and statement of additional information (“SAI”) for the Contracts after the transfer, which is the May 1, 2012 Contract prospectuses and SAI plus a supplement noting the change from Separate Account No. 49 to Separate Account No. 70.

The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) intend to make an oral request for acceleration of the effective date of the Registration Statement after Staff review. Accordingly, in compliance with the requirements of Rule 461(a) under the 1933 Act, we have been authorized to represent, and do represent, on behalf of the Registrant and the principal underwriters, that they, respectively, are aware of their obligations under that 1933 Act.

On behalf of AXA Equitable and the Registrant, we hereby make the representations below regarding the Registration Statement:

•	AXA Equitable is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•

Comments by the Staff of the Securities and Exchange Commission (the “Commission”) or changes to disclosure in response to Staff comments on the Registration Statement do not foreclose the Commission from taking any action with respect to the Registration Statement; and

•	AXA Equitable may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * * *

We appreciate your assistance with this filing. Please contact undersigned at (212) 314-5431 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

cc: Alison White, Esq.

Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104